Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciled Class A Ordinary Share of Reflected in Balance Sheet	As of March 31, 2023 and December 31, 2022, the Class A ordinary share reflected in the balance sheets are reconciled in the following table:
Gross Proceeds from IPO	$230,000,000
Proceeds allocated to Public Warrants	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)
Accretion of carrying value to redemption value	28,178,166
Ending Balance, December 31, 2021	234,604,006
Accretion of carrying value to redemption value	3,383,887
Ending Balance, December 31, 2022	237,987,893
Redemptions	(206,479,033)
Accretion of carrying value to redemption value	1,549,190
Ending Balance, March 31, 2023	$33,058,050
As of September 30, 2023 and March 31, 2023, the Class A ordinary share reflected in the balance sheets are reconciled in the following table:
Gross Proceeds from IPO	$230,000,000
Proceeds allocated to Public Warrants	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)
Accretion of carrying value to redemption value	28,178,166
Ending Balance, December 31, 2021	$234,604,006
Accretion of carrying value to redemption value	3,383,887
Ending Balance, December 31, 2022	$237,987,893
Redemptions	(206,479,033)
Accretion of carrying value to redemption value	1,549,190
Ending Balance, March 31, 2023	$33,058,050
Accretion of carrying value to redemption value	891,440
Ending Balance, June 30, 2023	$33,949,490
Redemptions	(3,783,243)
Accretion of carrying value to redemption value	567,226
Ending Balance, September 30, 2023	$30,733,473
As of December 31, 2022 and 2021, the Class A ordinary share reflected in the balance sheets are reconciled in the following table:
	December 31, 2022	December 31, 2021
Gross Proceeds	$230,000,000	$230,000,000
Less:
Proceeds allocated to Public Warrants	(7,475,000)	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)	(16,099,160)
Plus:
Accretion of carrying value to redemption value	31,562,053	28,178,166
Class A ordinary shares subject to possible redemption	$237,987,893	$234,604,006

Schedule of Basic and Diluted Net Loss Per Ordinary Share	The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):
	For the three months ended
	March 31, 2023
		Non-
	Redeemable	redeemable
	Class A	Class A and B
	ordinary	ordinary
	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(27,343)	$(31,508)
Denominator:
Basic and diluted weighted average shares outstanding	7,905,891	9,110,000
Basic and diluted net loss per ordinary share	$(0.00)	$(0.00)
	For the three months ended
	March 31, 2022
		Non-
	Redeemable	redeemable
	Class A	Class A and B
	ordinary	ordinary
	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(1,979,816)	$(784,179)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	9,110,000
Basic and diluted net loss per ordinary share	$(0.09)	$(0.09)
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):
	For the three months ended		For the three months ended
	September 30, 2023		September 30, 2022
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
	Class A	Class A and B	Class A	Class A and B
	ordinary	ordinary	ordinary	ordinary
	shares	shares	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(183,969)	$(601,929)	$(965,773)	$(383,072)
Denominator:
Basic and diluted weighted average shares outstanding	2,784,315	9,110,000	23,000,000	9,110,000
Basic and diluted net loss per ordinary share	$(0.07)	$(0.07)	$(0.04)	$(0.04)
	For the six months ended		For the six months ended
	September 30, 2023		September 30, 2022
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
	Class A	Class A and B	Class A	Class A and B
	ordinary	ordinary	ordinary	ordinary
	shares	shares	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(301,852)	$(942,837)	$(1,081,841)	$(429,110)
Denominator:
Basic and diluted weighted average shares outstanding	2,916,598	9,110,000	23,000,000	9,110,000
Basic and diluted net loss per ordinary share	$(0.10)	$(0.10)	$(0.05)	$(0.05)
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):
	For the Year Ended December 31,
	2022		2021
	Redeemable Class A Ordinary shares	Non-redeemable Class A and B Ordinary shares	Redeemable Class A Ordinary shares	Non-Redeemable Class A and B Ordinary shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(3,313,410)	$(1,312,398)	$(92,869)	$(136,361)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	9,110,000	5,102,113	8,285,141
Basic and diluted net loss per ordinary share	$(0.14)	$(0.14)	$(0.02)	$(0.02)